Shareholders' equity	12 Months Ended
Dec. 31, 2024
Shareholders' equity
Shareholders' equity

20.Shareholders’ equity

Capital stock

At December 31, 2024, the Company’s share capital consists of 293,413,449 bearer ordinary shares without par value (Stückaktien) and a nominal value of €1.00 each. The Company’s share capital has been fully paid in.

Pursuant to Sections 33 and 34 of the German Securities Trading Act (WpHG) any party subject to the notification requirement shall notify the Company when certain mandatory reportable thresholds for voting rights, also by taking into account attribution provisions, are reached, exceeded or fallen below. Section 38 WpHG also stipulates a notification requirement when certain thresholds are reached, exceeded or have fallen below through directly or indirectly held instruments and Section 39 WpHG also stipulates a notification requirement when certain thresholds are reached, exceeded or have fallen below through the addition of voting rights according to Section 33 WpHG and instruments according to Section 38 WpHG. Notifications received by the Company subject to the notification requirements were published in accordance with the applicable legal provisions, as well as posted in the Investors section of the Company’s website.

In a notification dated February 8, 2011, Fresenius SE disclosed to the Company pursuant to Section 21 of the WpHG at the date of notification (predecessor provision to Section 33 of the WpHG) that it held 35.74% of the voting rights in the Company. At December 31, 2024, Fresenius SE held 32.2% of the Company’s voting rights.

On January 7, 2025, Harris Associates Investment Trust, Boston, Massachusetts, U.S., disclosed pursuant to Section 33 of the WpHG that 3.00% of the voting rights of the Company were held as of January 3, 2025.

On October 28, 2024, Harris Associates L.P., Wilmington, Delaware, U.S., with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 4.95% of the voting rights of the Company were held as of October 23, 2024.

On October 4, 2024, BlackRock, Inc., Wilmington, Delaware, U.S., with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 4.34% of the voting rights of the Company and pursuant to Section 38 of the WpHG that instruments relating to 0.16% of the voting rights of the Company were held as of October 1, 2024.

On January 6, 2023, Dodge & Cox International Stock Fund, San Francisco, California, U.S., disclosed pursuant to Section 33 of the WpHG that 3.00% of the voting rights of the Company were held as of January 3, 2023.

On December 16, 2022, Dodge & Cox, San Francisco, California, U.S., with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 5.03% of the voting rights of the Company were held as of December 13, 2022. According to an amended Schedule 13G filed with the SEC on February 13, 2024, Dodge & Cox, an investment adviser registered under the U.S. Investment Advisers Act of 1940, is the beneficial owner of 7.4% of the Company’s shares. The Schedule 13G states that Dodge & Cox has sole voting power and sole dispositive power over such shares, and that clients of Dodge & Cox, including investment companies registered under the U.S. Investment Company Act of 1940 and other managed accounts, have the right to receive or power to direct the receipt of dividends from, and the proceeds from the sale of, such shares.

On October 28, 2022, Richard Pzena, with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 5.20% of the voting rights of the Company were held as of October 24, 2022.

On July 14, 2022, Artisan Partners Asset Management Inc., Wilmington, Delaware, U.S., with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 2.99% of the voting rights of the Company were held as of July 12, 2022.

The general meeting of the Company may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the Management Board to issue new shares up to a stated amount for a period of up to five years. The nominal value of any proposed increase of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of the Company may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) new shares to holders of convertible bonds or other securities which grant a right to shares, (ii) new shares as the consideration in a merger with another company, or (iii) new shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value for any Conditional Capital may not exceed 60% of the Company’s issued capital at the time of the resolution. The nominal value for any Conditional Capital created for the purpose of issuing new shares to holders of convertible bonds or other securities which grant a right to shares may not exceed 50% of the Company’s issued capital at the time of the resolution. The nominal value for any Conditional Capital created for the purpose of issuing shares to management and employees may not exceed 20% of the Company’s issued capital at the time of the resolution.

Authorized capital

By resolution of the Company’s Annual General Meeting (AGM) on August 27, 2020, having become effective upon registration with the commercial register of the local court (Amtsgericht) of Hof (Saale) on September 23, 2020, amended by resolution of the Company’s EGM on July 14, 2023 in its wording with respect to the Company’s change of legal form, registered with the local court (Amtsgericht) of Hof (Saale) on November 30, 2023, the Management Board is authorized until August 26, 2025, to increase the share capital of the Company with the approval of the Supervisory Board by up to a total of €35,000 for cash by issuing new bearer shares with no-par value on one or more occasions (Authorized Capital 2020/I). The number of shares must be increased in the same proportion as the share capital. In principle, the shareholders have subscription rights. The new shares can also be underwritten by a credit institution or a company operating in accordance with section 53 (1) sent. 1 or section 53b (1) sent. 1 or (7) of the German Banking Act (Kreditwesengesetz – KWG) (financial institution) or a consortium of such credit institutions and/or financial institutions retained by the Management Board with the obligation to offer the shares to the Company’s shareholders for subscription.

However, the Management Board is authorized with the approval of the Supervisory Board to exclude the shareholders’ subscription rights in order to eliminate fractional amounts from the subscription right. The Management Board may only exercise the aforementioned authorization to exclude subscription rights to the extent that the proportional amount of the total shares issued subject to an exclusion of subscription rights exceeds 10% of the share capital neither at the time of this authorization coming into effect nor at the time of the exercise of this authorization. If, during the period of validity of the Authorized Capital 2020/I until its utilization, other authorizations on the issuance or on the sale of shares of the Company or the issuance of rights which authorize or bind to the subscription of shares of the Company are exercised and the subscription rights are excluded, such subscription rights will be taken into account with regard to the aforementioned limit.

No Authorized Capital 2020/I has been issued at December 31, 2024.

In addition, by resolution of the AGM on August 27, 2020, having become effective upon registration with the commercial register of the local court (Amtsgericht) of Hof (Saale) on September 23, 2020, amended by resolution of the Company’s EGM on July 14, 2023 in its wording with respect to the Company’s change of legal form, registered with the local court (Amtsgericht) of Hof (Saale) on November 30, 2023, the Management Board is authorized until August 26, 2025 to increase the share capital of the Company with the approval of the Supervisory Board by up to a total of €25,000 for cash and/or contributions in kind by issuing new bearer shares with no-par value on one or more occasions (Authorized Capital 2020/II). The number of shares must be increased in the same proportion as the share capital. In principle, the shareholders have subscription rights. The new shares can also be underwritten by a credit institution or a company operating in accordance with section 53 (1) sent. 1 or section 53b (1) sent. 1 or (7) KWG (financial institution) or a consortium of such credit institutions and/or financial institutions retained by the Management Board with the obligation to offer the shares to the Company’s shareholders for subscription. However, the Management Board is authorized with the approval of the Supervisory Board to exclude the shareholders’ subscription rights in the following cases:

●	in the case of one or more capital increases for contributions in kind for the purpose of acquiring companies, parts of companies, interests in companies or other assets, or
●	in the case of one or more capital increases for cash if the issue price for the shares does not significantly fall below the stock exchange price of the shares already listed and the proportionate amount of the share capital of the Company attributable to the shares issued with exclusion of subscription rights exceeds 10% of the share capital neither at the time of this authorization coming into effect nor at the time of the exercise of this authorization. To be set off against this limitation is the proportionate amount of share capital attributable to new shares or treasury shares previously acquired by the Company which are issued or sold during the period of validity of this authorization with exclusion of subscription rights in direct, analogous or corresponding application of section 186 (3) sent. 4 AktG and the proportionate amount of the share capital attributable to shares issued or to be issued to satisfy option or conversion rights or discharge option or conversion obligations from bonds, if the bonds are issued during the period of validity of this authorization with exclusion of subscription rights in analogous application of section 186 (3) sent. 4 AktG.

The Management Board may only exercise the aforementioned authorizations to exclude subscription rights to the extent that the proportional amount of the total shares issued subject to an exclusion of subscription rights exceeds 10% of the share capital neither at the time of these authorizations coming into effect nor at the time of the exercise of these authorizations. If, during the period of validity of the Authorized Capital 2020/II until its utilization, other authorizations on the issuance or on the sale of shares of the Company or the issuance of rights which authorize or bind to the subscription of shares of the Company are exercised and the subscription rights are excluded, such subscription rights will be taken into account with regard to the aforementioned limit.

No Authorized Capital 2020/II has been issued at December 31, 2024.

Conditional capital

By resolution of the Company’s AGM on May 12, 2011, as amended by the Company’s EGM on July 14, 2023, the Company’s share capital was conditionally increased with regards to the Stock Option Plan 2011 (2011 SOP) by up to €12,000 subject to the issue of up to 12 million no par value bearer ordinary shares with a nominal value of €1.00 each (Conditional Capital 2011/I). (see note 23). The final grant under the 2011 SOP was made in December 2015, and all unexercised stock options expired in accordance with their terms in 2023. The Conditional Capital 2011/I, to the extent it had not been made use of, was cancelled by corresponding amendment to the Company’s Articles of Association effective upon registration with the commercial register on May 27, 2024. No shares were issued out of Conditional Capital 2011/I during 2024 or 2023.

Treasury stock

By resolution of the Company’s AGM on May 20, 2021, amended by the Company’s EGM on July 14, 2023 in its wording with respect to the Company’s change of legal form, the Management Board is authorized until May 19, 2026 to purchase treasury shares up to a maximum amount of 10% of the registered share capital existing at the time of this resolution (€29,289). The shares acquired, together with other treasury shares held by the Company or attributable to the Company pursuant to sections 71a et seqq. AktG, must at no time exceed 10% of the registered share capital.Purchases may be made through the stock exchange, by way of a public tender offer, or a public invitation to shareholders to submit an offer for sale. This authorization may not be used for the purpose of trading in treasury shares. The Management Board is authorized to use treasury shares purchased on the basis of this authorization or any other earlier authorization for any legally permissible purpose, in particular (i) to redeem shares without requiring any further resolution by the general meeting, (ii) to sell treasury shares to third parties against contributions in kind, (iii) to award treasury shares, in lieu of the utilization of conditional capital of the Company, to employees of the Company and companies affiliated with the Company, including members of the management of affiliated companies, and use them to service options or obligations to purchase shares of the Company and (iv) to use treasury shares to service bonds carrying warrant and/or conversion rights or conversion obligations issued by the Company or companies affiliated with the Company pursuant to section 17 AktG. As of December 31, 2024 and 2023, the Company did not hold treasury shares and the Company has not made any share repurchases under the current authorization granted by the resolution of the Company’s AGM on May 20, 2021.

Additional paid-in capital

Additional paid-in capital is comprised of the premium paid on the issue of shares and stock options, the tax effects from stock options, the compensation expense from stock options, which is recognized according to IFRS 2, as well as changes in ownership interest in a subsidiary that do not result in a loss of control. Additional paid in capital decreased primarily as a result of transactions with noncontrolling interests in the United States.

Retained earnings

Retained earnings is comprised mainly of earnings generated by group entities in prior years, to the extent that they have not been distributed, as well as changes of put option liabilities.

Dividends

Under German law, the amount of dividends available for distribution to shareholders is based upon the unconsolidated balance sheet profit (Bilanzgewinn) of the Company as reported in its balance sheet determined in accordance with the German Commercial Code (Handelsgesetzbuch).

Cash dividends of €349,162 for 2023 in the amount of €1.19 per share were paid on May 22, 2024.

Cash dividends of €328,623 for 2022 in the amount of €1.12 per share were paid on May 22, 2023.

Cash dividends of €395,556 for 2021 in the amount of €1.35 per share were paid on May 17, 2022.

At the Company’s AGM scheduled to be held on May 22, 2025, the Company’s Management Board and Supervisory Board will propose to the shareholders a dividend of €1.44 per share for 2024, payable in 2025. The total expected dividend payment is approximately €422,515.

Noncontrolling interests

Noncontrolling interests represent the proportion of the net assets of consolidated subsidiaries owned by minority shareholders. The Company has purchase obligations under put options held by the holders of noncontrolling interests in certain of its subsidiaries. These obligations result from contractual put options and are exercisable by the owners of the noncontrolling interests. In addition to noncontrolling interests, the related potential obligations under these put options are reclassified from equity of the Company, with no impact to the income statement, and recognized as a put option liability at the present value of the exercise price of the options in other current or non-current liabilities. Accumulated other comprehensive income allocated to noncontrolling interests mainly relates to currency effects from the translation of foreign operations.